Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Summary of other accrued liabilities

A summary of other accrued liabilities as of December 31, 2012 and 2011 is as follows:

	2012	2011
	(in millions)
Marketing and sales incentive programs	$1,137	$1,028
Value-added taxes and other taxes payable	586	974
Warranty and campaigns	474	404
Accrued payroll	316	311
Legal reserves	210	229
Accrued income tax liability	125	140
Deferred income	171	143
Accrued interest	82	77
Defined benefit and other retirement plan obligations	139	141
Current deferred tax liability	59	129
Customer advances	80	83
Other	350	264

Total accrued liabilities	$3,729	$3,923